Schedule of investments
Delaware Ivy High Income Fund
June 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 80.05%
Automotive — 1.71%
Ford Motor 4.75% 1/15/43	9,515,000	$ 7,325,254
Ford Motor Credit
6.80% 5/12/28	13,870,000	13,897,768
7.35% 3/6/30	4,855,000	4,963,592

Goodyear Tire & Rubber 5.25% 7/15/31	18,975,000	16,504,929
		42,691,543
Basic Industry — 4.80%
Chemours 144A 5.75% 11/15/28 #	18,340,000	16,869,952
CP Atlas Buyer 144A 7.00% 12/1/28 #	5,339,000	4,197,121
First Quantum Minerals
144A 6.875% 10/15/27 #	10,294,000	10,057,392
144A 8.625% 6/1/31 #	18,705,000	19,193,762
FMG Resources August 2006
144A 5.875% 4/15/30 #	13,205,000	12,589,438
144A 6.125% 4/15/32 #	5,955,000	5,683,723

Novelis 144A 4.75% 1/30/30 #	24,909,000	22,160,591
Standard Industries 144A 3.375% 1/15/31 #	18,919,000	15,251,425
Vibrantz Technologies 144A 9.00% 2/15/30 #	18,063,000	13,862,811
		119,866,215
Capital Goods — 4.83%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	8,075,311	6,554,133
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	6,896,000	5,931,235
144A 4.00% 9/1/29 #	8,080,000	6,408,319
Bombardier
144A 6.00% 2/15/28 #	15,053,000	14,244,790
144A 7.50% 2/1/29 #	4,440,000	4,393,713
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	3,010,000	2,874,095
144A 8.75% 4/15/30 #	8,380,000	7,406,444
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	18,385,000	18,285,508
144A 9.25% 4/15/27 #	6,690,000	6,182,744

Roller Bearing Co. of America 144A 4.375% 10/15/29 #	18,153,000	16,286,109
Sealed Air 144A 5.00% 4/15/29 #	8,655,000	8,062,392
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

TransDigm 5.50% 11/15/27	23,552,000	$ 22,241,562
Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡	27,345,000	1,777,425
		120,648,469
Consumer Goods — 1.45%
Cerdia Finanz 144A 10.50% 2/15/27 #	12,495,000	12,304,843
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	29,962,000	23,823,835
		36,128,678
Electric — 2.45%
Calpine
144A 4.625% 2/1/29 #	13,165,000	11,122,542
144A 5.00% 2/1/31 #	1,495,000	1,238,388
144A 5.125% 3/15/28 #	12,255,000	10,953,298
Vistra
144A 7.00% 12/15/26 #, μ, ψ	27,505,000	24,029,056
144A 8.00% 10/15/26 #, μ, ψ	14,795,000	13,849,884
		61,193,168
Energy — 12.56%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	16,875,000	15,072,431
144A 7.00% 11/1/26 #	8,882,000	8,605,234

Bellatrix Exploration 12.50% 12/15/23 =	7,293,000	0
Callon Petroleum
144A 7.50% 6/15/30 #	9,930,000	9,382,183
144A 8.00% 8/1/28 #	16,270,000	16,105,904

CNX Midstream Partners 144A 4.75% 4/15/30 #	7,785,000	6,610,837
CNX Resources 144A 6.00% 1/15/29 #	18,345,000	17,022,089
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	7,419,000	7,040,631
144A 6.00% 2/1/29 #	3,421,000	3,197,831
144A 7.375% 2/1/31 #	9,615,000	9,488,242
EQM Midstream Partners
144A 4.75% 1/15/31 #	22,636,000	19,855,031
6.50% 7/15/48	4,635,000	4,198,796
Genesis Energy
7.75% 2/1/28	14,335,000	13,651,351
8.00% 1/15/27	22,288,000	21,755,573
NQ- IV009 [0623] 0823 (3049508)    1

Schedule of investments
Delaware Ivy High Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Hilcorp Energy I
144A 6.00% 4/15/30 #	20,775,000	$ 18,938,679
144A 6.00% 2/1/31 #	1,905,000	1,705,217
144A 6.25% 4/15/32 #	8,530,000	7,616,223

Murphy Oil 6.375% 7/15/28	27,202,000	26,838,135
NuStar Logistics
6.00% 6/1/26	10,678,000	10,411,131
6.375% 10/1/30	10,860,000	10,373,379

Occidental Petroleum 4.50% 7/15/44	3,985,000	3,060,858
Southwestern Energy
5.375% 2/1/29	2,990,000	2,818,565
5.375% 3/15/30	21,650,000	20,224,081
USA Compression Partners
6.875% 4/1/26	9,395,000	9,211,743
6.875% 9/1/27	17,405,000	16,637,255

Vital Energy 10.125% 1/15/28	15,088,000	14,809,249
Weatherford International 144A 8.625% 4/30/30 #	18,925,000	19,231,150
		313,861,798
Financial Services — 2.50%
AerCap Holdings 5.875% 10/10/79 μ	26,710,000	25,229,895
Air Lease 4.65% 6/15/26 μ, ψ	14,260,000	11,936,476
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	18,084,000	16,030,216
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	10,541,000	9,393,981
		62,590,568
Healthcare — 6.19%
AthenaHealth Group 144A 6.50% 2/15/30 #	9,500,000	8,005,081
Avantor Funding 144A 3.875% 11/1/29 #	14,785,000	12,957,995
Bausch Health 144A 6.125% 2/1/27 #	12,880,000	8,260,588
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	18,185,000	16,483,339
CHS
144A 4.75% 2/15/31 #	12,020,000	9,097,921
144A 5.25% 5/15/30 #	6,560,000	5,174,280
DaVita
144A 3.75% 2/15/31 #	8,365,000	6,698,753
144A 4.625% 6/1/30 #	5,075,000	4,362,409

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)

Heartland Dental 144A 8.50% 5/1/26 #	8,941,000	$ 8,021,077
Medline Borrower 144A 3.875% 4/1/29 #	14,286,000	12,428,937
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	4,584,000	3,396,492
Organon & Co. 144A 5.125% 4/30/31 #	21,025,000	17,374,309
Par Pharmaceutical 144A 7.50% 4/1/27 #, ‡	16,977,000	12,569,991
Tenet Healthcare
4.375% 1/15/30	16,530,000	14,932,465
6.125% 10/1/28	10,415,000	10,036,519
144A 6.75% 5/15/31 #	4,900,000	4,918,060
		154,718,216
Insurance — 2.84%
Ardonagh Midco 2 144A PIK 11.50% 1/15/27 #, «	20,733,402	19,178,397
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	17,390,000	17,761,364
144A 10.50% 12/15/30 #	9,340,000	9,423,158
NFP
144A 6.875% 8/15/28 #	20,781,000	18,067,631
144A 7.50% 10/1/30 #	6,740,000	6,531,770
		70,962,320
Leisure — 8.64%
Boyd Gaming 144A 4.75% 6/15/31 #	14,470,000	12,942,027
Caesars Entertainment 144A 8.125% 7/1/27 #	15,379,000	15,757,231
Carnival
144A 5.75% 3/1/27 #	31,743,000	29,251,651
144A 6.00% 5/1/29 #	13,760,000	12,298,265
144A 7.625% 3/1/26 #	8,613,000	8,443,530

New Cotai 5.00% 2/2/27 =	23,041,685	60,534,823
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	4,428,000	4,145,045
144A 5.50% 4/1/28 #	36,986,000	34,527,714

Scientific Games Holdings 144A 6.625% 3/1/30 #	22,110,000	19,477,252
Scientific Games International 144A 7.25% 11/15/29 #	18,585,000	18,624,958
		216,002,496
Media — 9.55%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	17,814,000	15,080,709

2    NQ- IV009 [0623] 0823 (3049508)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
AMC Networks 4.25% 2/15/29	16,881,000	$ 9,093,752
Arches Buyer 144A 6.125% 12/1/28 #	18,049,000	15,571,775
CCO Holdings
144A 4.50% 8/15/30 #	10,995,000	9,165,334
144A 4.75% 2/1/32 #	13,515,000	11,035,673
144A 6.375% 9/1/29 #	24,785,000	23,378,295

CMG Media 144A 8.875% 12/15/27 #	24,397,000	17,136,477
CSC Holdings
144A 4.625% 12/1/30 #	37,266,000	16,619,783
144A 5.00% 11/15/31 #	11,141,000	5,199,538
144A 5.75% 1/15/30 #	12,893,000	6,105,931

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	16,035,000	11,041,916
Directv Financing 144A 5.875% 8/15/27 #	26,815,000	24,316,115
DISH DBS 144A 5.75% 12/1/28 #	23,485,000	17,511,790
Gray Escrow II 144A 5.375% 11/15/31 #	18,560,000	12,321,849
Gray Television 144A 4.75% 10/15/30 #	17,600,000	11,954,184
Nexstar Media 144A 4.75% 11/1/28 #	15,495,000	13,459,425
Sirius XM Radio 144A 4.125% 7/1/30 #	24,060,000	19,667,958
		238,660,504
Retail — 3.96%
Asbury Automotive Group
4.50% 3/1/28	12,172,650	11,172,924
144A 4.625% 11/15/29 #	366,000	325,276
4.75% 3/1/30	12,623,650	11,231,384
144A 5.00% 2/15/32 #	366,000	319,061

Bath & Body Works 6.875% 11/1/35	20,415,000	18,710,627
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	22,964,000	21,405,934
Michaels
144A 5.25% 5/1/28 #	8,827,000	7,140,778
144A 7.875% 5/1/29 #	6,778,000	4,575,150

Murphy Oil USA 4.75% 9/15/29	3,385,000	3,110,849
PetSmart 144A 7.75% 2/15/29 #	20,951,000	20,840,758
		98,832,741
Services — 2.91%
CDW 3.569% 12/1/31	23,215,000	19,622,711
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
Staples
144A 7.50% 4/15/26 #	27,192,000	$ 22,495,071
144A 10.75% 4/15/27 #	8,151,000	4,746,661

White Cap Buyer 144A 6.875% 10/15/28 #	17,234,000	15,641,320
White Cap Parent 144A PIK 8.25% 3/15/26 #, «	10,700,000	10,260,926
		72,766,689
Technology & Electronics — 4.69%
Clarios Global 144A 8.50% 5/15/27 #	12,920,000	12,965,362
CommScope 144A 8.25% 3/1/27 #	7,780,000	6,234,718
CommScope Technologies 144A 6.00% 6/15/25 #	13,736,000	12,820,416
Entegris Escrow 144A 5.95% 6/15/30 #	21,920,000	21,035,028
Micron Technology 5.875% 9/15/33	12,365,000	12,259,431
NCR
144A 5.00% 10/1/28 #	11,115,000	9,932,255
144A 5.125% 4/15/29 #	8,775,000	7,776,322
144A 5.25% 10/1/30 #	3,706,000	3,227,402
144A 6.125% 9/1/29 #	5,323,000	5,332,241
Seagate HDD Cayman
5.75% 12/1/34	7,135,000	6,338,844
144A 8.25% 12/15/29 #	6,515,000	6,810,586

Sensata Technologies 144A 4.00% 4/15/29 #	13,855,000	12,347,361
		117,079,966
Telecommunications — 8.96%
Altice France
144A 5.125% 7/15/29 #	11,143,000	7,921,485
144A 5.50% 10/15/29 #	5,739,000	4,109,941

Altice France Holding 144A 6.00% 2/15/28 #	33,946,000	16,590,293
Connect Finco 144A 6.75% 10/1/26 #	28,718,000	27,920,111
Consolidated Communications
144A 5.00% 10/1/28 #	8,890,000	6,681,724
144A 6.50% 10/1/28 #	25,726,000	20,323,540

Digicel International Finance 144A 8.75% 5/25/24 #	15,719,000	14,422,183

NQ- IV009 [0623] 0823 (3049508)    3

Schedule of investments
Delaware Ivy High Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)
Frontier Communications Holdings
144A 5.00% 5/1/28 #	2,665,000	$ 2,301,961
144A 5.875% 10/15/27 #	10,030,000	9,215,022
5.875% 11/1/29	5,789,667	4,232,304
144A 6.00% 1/15/30 #	3,564,000	2,624,819
144A 6.75% 5/1/29 #	15,295,000	11,881,545
144A 8.75% 5/15/30 #	4,190,000	4,098,967

Ligado Networks 144A PIK 15.50% 11/1/23 #, >>	45,426,030	17,489,021
Northwest Fiber 144A 4.75% 4/30/27 #	21,305,000	18,835,751
Sable International Finance 144A 5.75% 9/7/27 #	13,610,000	12,773,573
Telesat Canada
144A 5.625% 12/6/26 #	29,713,000	18,363,525
144A 6.50% 10/15/27 #	5,107,000	2,102,067

Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	15,225,000	12,675,779
VZ Secured Financing 144A 5.00% 1/15/32 #	11,580,000	9,338,766
		223,902,377
Transportation — 2.01%
Air Canada 144A 3.875% 8/15/26 #	14,170,000	13,146,256
American Airlines 144A 5.75% 4/20/29 #	13,204,172	12,832,855
Azul Investments
144A 5.875% 10/26/24 #	4,523,000	3,824,829
144A 7.25% 6/15/26 #	2,677,000	2,129,784

Grupo Aeromexico 144A 8.50% 3/17/27 #	20,565,000	18,419,447
		50,353,171
Total Corporate Bonds (cost $2,206,863,335)		2,000,258,919

Municipal Bonds — 0.56%
GDB Debt Recovery Authority of Puerto Rico Revenue (Taxable) 7.50% 8/20/40	16,836,224	13,931,975
Total Municipal Bonds (cost $15,961,593)		13,931,975

Loan Agreements — 13.00%
Advantage Sales & Marketing Tranche B-1 9.719% (LIBOR03M + 4.50%) 10/28/27 •	6,414,782	6,056,626
		Principal amount°	Value (US $)

Loan Agreements (continued)
Amynta Agency Borrower 10.102% (SOFR01M + 5.00%) 2/28/28 •		25,485,000	$ 24,847,875
Applied Systems 2nd Lien 11.992% (SOFR03M + 6.75%) 9/17/27 •		19,011,641	19,059,170
Clarios Global 8.852% (SOFR01M + 3.75%) 5/6/30 •		12,695,000	12,663,262
CNT Holdings I 2nd Lien 11.709% (SOFR03M + 6.75%) 11/6/28 •		9,822,000	9,429,120
CP Atlas Buyer Tranche B 8.952% (SOFR01M + 3.75%) 11/23/27 •		13,027,600	12,290,733
Foresight Energy Operating Tranche A 13.342% (SOFR03M + 8.10%) 6/30/27 •		7,565,561	7,376,422
Form Technologies Tranche B 9.825% (SOFR03M + 4.60%) 7/22/25 •		40,422,679	37,795,205
Guardian US Holdco 9.045% (SOFR03M + 4.00%) 1/31/30 •		10,437,000	10,375,025
Heartland Dental 10.102% (SOFR01M + 5.00%) 4/28/28 •		5,645,150	5,451,804
Hexion Holdings 2nd Lien 12.627% (SOFR01M + 7.54%) 3/15/30 •		14,490,000	12,026,700
HUB International TBD 6/8/30 X		5,354,000	5,370,121
Hunter Douglas Holding Tranche B-1 8.666% (SOFR03M + 3.50%) 2/26/29 •		7,127,360	6,795,496
INDICOR 9.742% (SOFR03M + 4.50%) 11/22/29 •		23,330,527	23,264,922
Jones DesLauriers Insurance Management 1st Lien
9.293% (CDOR03M + 4.25%)3/27/28 •	CAD	9,557,021	7,160,100
9.293% (CDOR03M + 4.25%) 3/27/28 •	CAD	2,176,772	1,630,833

MLN US HoldCo 1st Lien 11.782% (SOFR03M + 6.70%) 10/18/27 •		32,191,651	18,510,199
MLN US HoldCo Tranche B 14.332% (SOFR03M + 9.25%) 10/18/27 •		13,596,147	6,798,074

4    NQ- IV009 [0623] 0823 (3049508)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Northwest Fiber 1st Lien Tranche B-2 8.942% (SOFR01M + 3.86%) 4/30/27 •	6,582,682	$ 6,441,154
PetsMart 8.952% (SOFR01M + 3.85%) 2/11/28 •	3,761,194	3,764,327
PMHC II 9.304% (SOFR03M + 4.25%) 4/23/29 •	2,912,663	2,575,627
Pre Paid Legal Services 2nd Lien 12.154% (LIBOR01M + 7.00%) 12/14/29 •	4,145,000	3,771,950
SPX Flow 9.702% (SOFR01M + 4.60%) 4/5/29 •	16,451,407	16,218,340
SWF Holdings I 9.22% (SOFR01M + 4.11%) 10/6/28 •	16,280,220	13,227,679
UKG 2nd Lien 10.271% (LIBOR03M + 5.25%) 5/3/27 •	26,581,000	25,800,183
Vantage Specialty Chemicals 1st Lien 9.897% (SOFR01M + 4.75%) 10/26/26 •	26,865,000	26,193,375
Total Loan Agreements (cost $348,353,842)		324,894,322
	Number of shares
Common Stocks — 3.69%
Basic Industry — 0.81%
BIS Industries Holdings =, †	19,682,813	0
Foresight Energy =, †	1,117,414	20,102,272
Westmoreland Coal =, †	4,238	63,575
		20,165,847
Consumer Goods — 0.00%
ASG Warrant =, †	19,688	0
		0
Energy — 0.03%
Maritime Finance =, †	1,750,000	859,661
Sabine Oil & Gas Holdings =, †	5,385	6,671
		866,332
Financial Services — 0.85%
New Cotai =, †	20,316,462	21,350,060
		21,350,060
	Number of shares	Value (US $)
Common Stocks (continued)
Leisure — 1.68%
Studio City International Holdings †	3,843,131	$ 26,666,333
Studio City International Holdings ADR †	2,218,728	15,395,088
		42,061,421
Retail — 0.31%
True Religion Apparel =, †	395	7,722,701
		7,722,701
Utilities — 0.01%
Larchmont Resources =, †	18,339	213,461
		213,461
Total Common Stocks (cost $307,904,126)		92,379,822

Preferred Stock — 0.08%
True Religion Apparel 6.25% =, ω	410	2,050,430
Total Preferred Stock (cost $6,748,583)		2,050,430

Warrants — 0.02%
California Resources †	40,269	477,591
Total Warrants (cost $3,503,208)		477,591

Short-Term Investments — 1.08%
Money Market Mutual Funds — 1.08%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	6,717,615	6,717,615
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	6,717,615	6,717,615
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	6,717,615	6,717,615

NQ- IV009 [0623] 0823 (3049508)    5

Schedule of investments
Delaware Ivy High Income Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	6,717,615	$ 6,717,615
Total Short-Term Investments (cost $26,870,460)		26,870,460

Total Value of Securities—98.48% (cost $2,916,205,147)		2,460,863,519
Receivables and Other Assets Net of Liabilities—1.52%		37,991,535
Net Assets Applicable to 423,445,810 Shares Outstanding—100.00%		$2,498,855,054
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $1,562,892,694, which represents 62.54% of the Fund's net assets.
>	PIK. 100% of the income received was in the form of cash.
‡	Non-income producing security. Security is currently in default.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
«	PIK. The first payment of cash and/or principal will be made after June 30, 2023.
>>	PIK. 100% of the income received was in the form of principal.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after June 30, 2023, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.

The following foreign currency exchange contracts were outstanding at June 30, 2023:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
TD	CAD	(8,205,000)	USD	6,134,934	8/25/23	$(64,326)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
CDOR03M – 3 Month Canadian Dollar Offered Rate
DAC – Designated Activity Company
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
Summary of abbreviations: (continued)
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
TD – TD Bank
Summary of currencies:
CAD – Canadian Dollar
USD – US Dollar

6    NQ- IV009 [0623] 0823 (3049508)